COMMON STOCK	6 Months Ended
Jun. 30, 2023
Common Stock
COMMON STOCK

Note 10. COMMON STOCK

Common Stock

The Company has authorized a total of 25,000,000 shares of Common Stock, $0.007 par value per share. On June 6, 2023, the Company received stockholder approval to increase the number of authorized shares from 14,285,715 shares to 25,000,000 shares. The Company has issued 8,555,365 shares of Common Stock as of June 30, 2023, and 8,381,324 shares of Common Stock as of December 31, 2022.